Share-Based Compensation (Summary Of NV Equity Plan Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-Based Compensation [Abstract]
Options outstanding at beginning, Number of Options	2,283,541	2,575,000	2,887,500
Options outstanding at beginning, Weighted Average Exercise Price
Forfeitures, Number of Options	(150,000)	(612,500)	(312,500)
Forfeitures, Weighted Average Exercise Price
Options exercised during year, Number of Options	(100,000)
Options exercised during year, Weighted Average Exercise Price	$ 2.95
Options issued during year, Number of Options	23,662	321,041
Options issued during year, Weighted Average Exercise Price	$ 11.29	$ 22.54
Options outstanding at ending, Number of Options	2,057,203	2,283,541	2,575,000
Options outstanding at ending, Weighted Average Exercise Price